Stock-Based Compensation (Summary of Nucor's Restricted Stock Unit Activity) (Detail) (RSU [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	962	1,203	1,464
Granted, Shares	1,101	490	462
Vested, Shares	(915)	(713)	(709)
Canceled, Shares	(42)	(18)	(14)
Unvested at end of period, Shares	1,106	962	1,203
Shares reserved for future grants	11,839	13,695	14,777
Unvested at beginning of year, Grant Date Fair Value	$ 46.09	$ 49.96	$ 54.69
Granted, Grant Date Fair Value	$ 35.76	$ 42.34	$ 43.05
Vested, Grant Date Fair Value	$ 40.36	$ 50.04	$ 55.24
Canceled, Grant Date Fair Value	$ 39.41	$ 46.06	$ 49.52
Unvested at end of period, Grant Date Fair Value	$ 40.80	$ 46.09	$ 49.96